Fair Value Measurements - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023		Sep. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 935,310,172	$ 1,178,633,000	[1],[2],[3]	$ 1,178,633,000	[1],[2],[3]
Net change in unrealized appreciation (depreciation) on investment transactions	$ (173,321)	(587,000)		(587,000)
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value		139,934,000		139,934,000
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value		1,038,699,000		$ 1,038,699,000
Net change in unrealized appreciation (depreciation) on investment transactions		$ 986,000

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.